Restructuring, Impairment and Plant Closing and Transition Costs - Accrued Restructuring Costs by Initiative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) position	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	$ 22,000,000	$ 19,000,000	$ 16,000,000
Restructuring adjustments	0	0	(2,000,000)
Restructuring Reserve, Foreign Currency Translation Gain (Loss)	(1,000,000)	(2,000,000)	1,000,000
Accrued liabilities at the end of the period	8,000,000	22,000,000	19,000,000
Current portion of restructuring reserves	6,000,000
Long-term portion of restructuring reserve	2,000,000
Initiatives 2019 and prior
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	8,000,000
Restructuring adjustments			(2,000,000)
Restructuring charges	19,000,000		15,000,000
Restructuring payments	(22,000,000)		(20,000,000)
Accrued liabilities at the end of the period	4,000,000	8,000,000
Initiatives 2020
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	14,000,000
Restructuring charges			10,000,000
Restructuring payments	(11,000,000)		(1,000,000)
Accrued liabilities at the end of the period	3,000,000	14,000,000
Initiatives 2020 and prior
Accrued restructuring costs roll forward
Restructuring charges		22,000,000
Restructuring payments		(17,000,000)
Initiatives 2022
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	0
Restructuring charges	3,000,000
Restructuring payments	(2,000,000)
Accrued liabilities at the end of the period	1,000,000	0
Workforce reductions
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	22,000,000	18,000,000	15,000,000
Restructuring Reserve, Foreign Currency Translation Gain (Loss)	(1,000,000)	(1,000,000)	1,000,000
Accrued liabilities at the end of the period	8,000,000	22,000,000	18,000,000
Current portion of restructuring reserves	6,000,000
Long-term portion of restructuring reserve	$ 2,000,000
Number of positions terminated | position	44
Number of positions had been terminated but not yet paid | position	40
Workforce reductions | Initiatives 2019 and prior
Accrued restructuring costs roll forward
Restructuring adjustments			(1,000,000)
Restructuring charges	$ 1,000,000		5,000,000
Restructuring payments	(4,000,000)		(11,000,000)
Workforce reductions | Initiatives 2020
Accrued restructuring costs roll forward
Restructuring charges			9,000,000
Restructuring payments	(11,000,000)		0
Workforce reductions | Initiatives 2020 and prior
Accrued restructuring costs roll forward
Restructuring charges		12,000,000
Restructuring payments		(7,000,000)
Workforce reductions | Initiatives 2022
Accrued restructuring costs roll forward
Restructuring charges	3,000,000
Restructuring payments	(2,000,000)
Other restructuring costs
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	0	1,000,000	1,000,000
Restructuring Reserve, Foreign Currency Translation Gain (Loss)	0	(1,000,000)	0
Accrued liabilities at the end of the period	0	0	1,000,000
Current portion of restructuring reserves	0
Long-term portion of restructuring reserve	0
Other restructuring costs | Initiatives 2019 and prior
Accrued restructuring costs roll forward
Restructuring adjustments			(1,000,000)
Restructuring charges	18,000,000		10,000,000
Restructuring payments	(18,000,000)		(9,000,000)
Other restructuring costs | Initiatives 2020
Accrued restructuring costs roll forward
Restructuring charges			1,000,000
Restructuring payments	0		$ (1,000,000)
Other restructuring costs | Initiatives 2020 and prior
Accrued restructuring costs roll forward
Restructuring charges		10,000,000
Restructuring payments		$ (10,000,000)
Other restructuring costs | Initiatives 2022
Accrued restructuring costs roll forward
Restructuring charges	0
Restructuring payments	$ 0